Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 221,237	$ 215,590
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	1,791	3,612	$ (4,322)
Sociedad Minera El Brocal S.A.A. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	176,978	165,032
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	2,880	4,246	(13,426)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,800	1,693
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	5,667	5,827	6,950
Minera La Zanja S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	42,296	48,642
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(6,346)	(6,006)	2,342
Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	163	223
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(410)	(454)	(157)
Other minor subsidiaries [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	0
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(1)	(31)
Country of domicile [member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 221,237	$ 215,590	$ 226,122
Country of domicile [member] | Sociedad Minera El Brocal S.A.A. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	38.57%	38.57%	38.67%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 176,978	$ 165,032	$ 167,986
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 2,880	$ 4,246	$ (13,426)
Country of domicile [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	40.00%	40.00%	40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 1,800	$ 1,693	$ 1,906
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 5,667	$ 5,827	$ 6,950
Country of domicile [member] | Minera La Zanja S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	46.94%	46.94%	46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 42,295	$ 48,642	$ 55,613
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (6,346)	$ (6,006)	$ 2,342
Country of domicile [member] | Apu Coropuna S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	30.00%	30.00%	30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 164	$ 223	$ 678
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(410)	(454)	(157)
Country of domicile [member] | Other minor subsidiaries [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	0	(61)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 0	$ (1)	$ (31)